Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 16, 2017
C000234546
Account Value [Line Items]
Account Value	$ 12,946	$ 12,420	$ 11,810	$ 11,465	$ 10,091	$ 10,510	$ 9,761	$ 10,180	$ 10,000
C000234545
Account Value [Line Items]
Line Graph and Table Measure Name	FS Multi-Strategy Alternatives Fund, Class I Shares
Account Value	$ 131,884	126,146	119,637	115,974	101,766	105,625	98,010	101,900	100,000
C000234544
Account Value [Line Items]
Account Value	$ 15,151	13,119	12,465	13,954	11,832	10,987	10,000
C000234543
Account Value [Line Items]
Line Graph and Table Measure Name	FS Chiron Real Development Fund, Class I Shares
Account Value	$ 153,827	132,768	125,866	140,591	119,027	110,143	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 27,928	22,339	17,689	21,601	16,783	14,175	10,781	11,275	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 279,280	223,388	176,889	216,010	167,833	141,752	107,807	112,751	100,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 20,448	17,404	14,242	17,446	14,718	12,660	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 204,478	174,041	142,421	174,458	147,176	126,597	100,000
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value	$ 11,845	11,254	10,717	10,563	10,558	10,488	10,254	10,066	10,000
HFR (HFRX) Global Hedge Fund Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	HFR (HFRX) Global Hedge Fund Index (TR) (USD)
Account Value	$ 12,043	11,440	11,096	11,607	11,199	10,484	9,652	10,348	10,000
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value	$ 118,455	112,545	107,170	105,633	105,581	104,881	102,543	100,656	100,000
HFR (HFRX) Global Hedge Fund Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	HFR (HFRX) Global Hedge Fund Index (TR) (USD)
Account Value	$ 120,428	114,404	110,960	116,074	111,986	104,844	96,523	$ 103,478	$ 100,000
60/40 MSCI ACWI (Net) & BB US Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI (Net) & BB US Agg Bond
Account Value	$ 16,029	14,470	12,542	14,935	13,552	11,941	10,000
60/40 MSCI ACWI (Net) & BB US Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI (Net) & BB US Agg Bond
Account Value	$ 160,288	$ 144,697	$ 125,421	$ 149,352	$ 135,524	$ 119,410	$ 100,000